Accounts Payable and Accruals (Details) - Schedule of accounts payable - other - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable - other [Abstract]
Employees and related institutions	$ 698	$ 654
Accrued expenses	660	899
Accounts payable - other	$ 1,358	$ 1,553